Income Taxes (Summary of provisions for income tax expense) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Income Taxes [Abstract]
Current tax expense	¥ 36,915	$ 5,699	¥ 51,603	¥ 42,863
Deferred tax benefit	(11,398)	(1,760)	(3,226)	(5,275)
Income tax expense	¥ 25,517	$ 3,939	¥ 48,377	¥ 37,588